Risk information - Net exposure (Details) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Sub-classifications of financial information
Carrying amount of financial assets	kr 323,941	kr 320,399
Cash collateral under the security agreements for derivative contracts	10,417	21,979
Cash and cash equivalents
Sub-classifications of financial information
Carrying amount of financial assets	11,128	3,362
Treasuries/government bonds
Sub-classifications of financial information
Carrying amount of financial assets	10,872	22,266
Other interest-bearing securities except loans
Sub-classifications of financial information
Carrying amount of financial assets	45,881	33,551
Loans in the form of interest-bearing securities
Sub-classifications of financial information
Carrying amount of financial assets	46,578	50,780
Loans to credit institutions
Sub-classifications of financial information
Carrying amount of financial assets	20,775	31,315
Loans to the public
Sub-classifications of financial information
Carrying amount of financial assets	180,288	171,562
Derivatives
Sub-classifications of financial information
Carrying amount of financial assets	8,419	7,563
Credit risk
Sub-classifications of financial information
Net exposure	372,500	359,500
Adjustment to carrying amount from exposure	19,100	36,500
Carrying amount	391,600	396,000
Derivative exposure after netting	6,000	5,500
Credit risk | Central governments
Sub-classifications of financial information
Net exposure	185,500	185,500
Credit risk | Regional governments
Sub-classifications of financial information
Net exposure	15,300	12,300
Credit risk | Multilateral development banks
Sub-classifications of financial information
Net exposure	3,000	3,500
Credit risk | Public sector entity
Sub-classifications of financial information
Net exposure	5,400	4,200
Credit risk | Financial institutions
Sub-classifications of financial information
Net exposure	41,200	30,900
Credit risk | Corporates
Sub-classifications of financial information
Net exposure	122,100	123,100
Credit risk | Financial assets
Sub-classifications of financial information
Adjustment to carrying amount from exposure	25,100	35,200
Carrying amount of financial assets	331,500	333,500
Credit risk | Financial assets | Central governments
Sub-classifications of financial information
Net exposure	136,100	131,700
Credit risk | Financial assets | Regional governments
Sub-classifications of financial information
Net exposure	14,300	12,300
Credit risk | Financial assets | Multilateral development banks
Sub-classifications of financial information
Net exposure	3,000	3,500
Credit risk | Financial assets | Public sector entity
Sub-classifications of financial information
Net exposure	5,400	4,200
Credit risk | Financial assets | Financial institutions
Sub-classifications of financial information
Net exposure	34,900	30,000
Credit risk | Financial assets | Corporates
Sub-classifications of financial information
Net exposure	112,700	116,600
Credit risk | Cash and cash equivalents
Sub-classifications of financial information
Adjustment to carrying amount from exposure	100	100
Carrying amount of financial assets	11,100	3,400
Credit risk | Cash and cash equivalents | Central governments
Sub-classifications of financial information
Net exposure	2,000	2,500
Credit risk | Cash and cash equivalents | Regional governments
Sub-classifications of financial information
Net exposure	0
Credit risk | Cash and cash equivalents | Multilateral development banks
Sub-classifications of financial information
Net exposure	0
Credit risk | Cash and cash equivalents | Public sector entity
Sub-classifications of financial information
Net exposure	0
Credit risk | Cash and cash equivalents | Financial institutions
Sub-classifications of financial information
Net exposure	9,000	800
Credit risk | Cash and cash equivalents | Corporates
Sub-classifications of financial information
Net exposure	0
Credit risk | Treasuries/government bonds
Sub-classifications of financial information
Adjustment to carrying amount from exposure	0	0
Carrying amount of financial assets	10,900	22,300
Credit risk | Treasuries/government bonds | Central governments
Sub-classifications of financial information
Net exposure	10,900	22,300
Credit risk | Treasuries/government bonds | Regional governments
Sub-classifications of financial information
Net exposure	0
Credit risk | Treasuries/government bonds | Multilateral development banks
Sub-classifications of financial information
Net exposure	0
Credit risk | Treasuries/government bonds | Public sector entity
Sub-classifications of financial information
Net exposure	0
Credit risk | Treasuries/government bonds | Financial institutions
Sub-classifications of financial information
Net exposure	0
Credit risk | Treasuries/government bonds | Corporates
Sub-classifications of financial information
Net exposure	0
Credit risk | Other interest-bearing securities except loans
Sub-classifications of financial information
Adjustment to carrying amount from exposure	4,600	(200)
Carrying amount of financial assets	45,900	33,600
Credit risk | Other interest-bearing securities except loans | Central governments
Sub-classifications of financial information
Net exposure	6,700	3,200
Credit risk | Other interest-bearing securities except loans | Regional governments
Sub-classifications of financial information
Net exposure	11,600	7,900
Credit risk | Other interest-bearing securities except loans | Multilateral development banks
Sub-classifications of financial information
Net exposure	2,600	3,200
Credit risk | Other interest-bearing securities except loans | Public sector entity
Sub-classifications of financial information
Net exposure	5,400	4,200
Credit risk | Other interest-bearing securities except loans | Financial institutions
Sub-classifications of financial information
Net exposure	11,900	13,200
Credit risk | Other interest-bearing securities except loans | Corporates
Sub-classifications of financial information
Net exposure	3,100	2,100
Credit risk | Loans in the form of interest-bearing securities
Sub-classifications of financial information
Adjustment to carrying amount from exposure	(100)	0
Carrying amount of financial assets	46,600	50,800
Credit risk | Loans in the form of interest-bearing securities | Central governments
Sub-classifications of financial information
Net exposure	3,000	2,900
Credit risk | Loans in the form of interest-bearing securities | Regional governments
Sub-classifications of financial information
Net exposure	0
Credit risk | Loans in the form of interest-bearing securities | Multilateral development banks
Sub-classifications of financial information
Net exposure	0
Credit risk | Loans in the form of interest-bearing securities | Public sector entity
Sub-classifications of financial information
Net exposure	0
Credit risk | Loans in the form of interest-bearing securities | Financial institutions
Sub-classifications of financial information
Net exposure	0	500
Credit risk | Loans in the form of interest-bearing securities | Corporates
Sub-classifications of financial information
Net exposure	43,700	47,400
Credit risk | Loans to credit institutions
Sub-classifications of financial information
Adjustment to carrying amount from exposure	11,600	21,900
Carrying amount of financial assets	20,800	31,300
Cash collateral under the security agreements for derivative contracts	10,400	22,000
Credit risk | Loans to credit institutions | Central governments
Sub-classifications of financial information
Net exposure	3,600	1,100
Credit risk | Loans to credit institutions | Regional governments
Sub-classifications of financial information
Net exposure	2,400	4,100
Credit risk | Loans to credit institutions | Multilateral development banks
Sub-classifications of financial information
Net exposure	0
Credit risk | Loans to credit institutions | Public sector entity
Sub-classifications of financial information
Net exposure	0
Credit risk | Loans to credit institutions | Financial institutions
Sub-classifications of financial information
Net exposure	2,500	3,400
Credit risk | Loans to credit institutions | Corporates
Sub-classifications of financial information
Net exposure	700	800
Credit risk | Loans to the public
Sub-classifications of financial information
Adjustment to carrying amount from exposure	(1,000)	(1,600)
Carrying amount of financial assets	180,300	171,600
Credit risk | Loans to the public | Central governments
Sub-classifications of financial information
Net exposure	109,900	99,700
Credit risk | Loans to the public | Regional governments
Sub-classifications of financial information
Net exposure	300	300
Credit risk | Loans to the public | Multilateral development banks
Sub-classifications of financial information
Net exposure	400	300
Credit risk | Loans to the public | Public sector entity
Sub-classifications of financial information
Net exposure	0
Credit risk | Loans to the public | Financial institutions
Sub-classifications of financial information
Net exposure	5,500	6,600
Credit risk | Loans to the public | Corporates
Sub-classifications of financial information
Net exposure	65,200	66,300
Credit risk | Derivatives
Sub-classifications of financial information
Adjustment to carrying amount from exposure	2,400	2,100
Carrying amount of financial assets	8,400	7,600
Credit risk | Derivatives | Central governments
Sub-classifications of financial information
Net exposure	0
Credit risk | Derivatives | Regional governments
Sub-classifications of financial information
Net exposure	0
Credit risk | Derivatives | Multilateral development banks
Sub-classifications of financial information
Net exposure	0
Credit risk | Derivatives | Public sector entity
Sub-classifications of financial information
Net exposure	0
Credit risk | Derivatives | Financial institutions
Sub-classifications of financial information
Net exposure	6,000	5,500
Credit risk | Derivatives | Corporates
Sub-classifications of financial information
Net exposure	0
Credit risk | Other assets
Sub-classifications of financial information
Adjustment to carrying amount from exposure	7,500	12,900
Carrying amount of financial assets	7,500	12,900
Credit risk | Other assets | Central governments
Sub-classifications of financial information
Net exposure	0
Credit risk | Other assets | Regional governments
Sub-classifications of financial information
Net exposure	0
Credit risk | Other assets | Multilateral development banks
Sub-classifications of financial information
Net exposure	0
Credit risk | Other assets | Public sector entity
Sub-classifications of financial information
Net exposure	0
Credit risk | Other assets | Financial institutions
Sub-classifications of financial information
Net exposure	0
Credit risk | Other assets | Corporates
Sub-classifications of financial information
Net exposure	0
Credit risk | Contingent liabilities and commitments
Sub-classifications of financial information
Adjustment to carrying amount from exposure	(6,000)	1,300
Contingent liabilities and commitments	60,100	62,500
Credit risk | Contingent liabilities and commitments | Central governments
Sub-classifications of financial information
Net exposure	49,400	53,800
Credit risk | Contingent liabilities and commitments | Regional governments
Sub-classifications of financial information
Net exposure	1,000
Credit risk | Contingent liabilities and commitments | Multilateral development banks
Sub-classifications of financial information
Net exposure	0
Credit risk | Contingent liabilities and commitments | Public sector entity
Sub-classifications of financial information
Net exposure	0
Credit risk | Contingent liabilities and commitments | Financial institutions
Sub-classifications of financial information
Net exposure	6,300	900
Credit risk | Contingent liabilities and commitments | Corporates
Sub-classifications of financial information
Net exposure	kr 9,400	kr 6,500